Supplement to the currently effective prospectus of each of the listed funds:


Scudder Balanced Fund                                              Scudder Large Company Growth Fund

Scudder California Tax-Free Income Fund                            Scudder Latin America Fund

Scudder Capital Growth Fund                                        Scudder Managed Municipal Bond Fund

Scudder Cash Investment Trust                                      Scudder Massachusetts Tax-Free Fund

Scudder Development Fund                                           Scudder Money Market Series

Scudder Emerging Markets Growth Fund                               Scudder New York Tax-Free Income Fund

Scudder Emerging Markets Income Fund                               Scudder Pacific Opportunities Fund

Scudder Global Bond Fund                                           Scudder Pathway Series: Conservative Portfolio

Scudder Global Discovery Fund                                      Scudder Pathway Series: Growth Portfolio

Scudder Global Fund                                                Scudder Pathway Series: Moderate Portfolio

Scudder GNMA Fund                                                  Scudder Pathway Series: Growth Plus Portfolio

Scudder Gold and Precious Metals Fund                              Scudder S&P 500 Index Fund

Scudder Greater Europe Growth Fund                                 Scudder Select 500 Fund

Scudder Growth and Income Fund                                     Scudder Short-Term Bond Fund

Scudder Health Care Fund                                           Scudder Small Cap Growth Fund

Scudder High Income Opportunity Fund                               Scudder Small Company Stock Fund

Scudder High Yield Tax-Free Fund                                   Scudder Small Company Value Fund

Scudder Income Fund                                                Scudder Tax Advantaged Dividend Fund

Scudder Intermediate Tax/AMT Free Fund                             Scudder Tax Free Money Fund

Scudder International Fund                                         Scudder Technology Fund

Scudder Japanese Equity Fund                                       Scudder US Treasury Money Fund

Scudder Large Cap Value Fund



After December 31, 2004, Class S shares (and, in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S) of each of the funds listed above will no longer be available to new investors except under certain circumstances. Any Class S shareholder of any Scudder Fund as of December 31, 2004 and their household members residing at the same address may continue to purchase Class S shares of the funds. Certain other investors, such as investors purchasing through retirement plans or broker-dealers and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program, may also be eligible to purchase Class S shares of the funds after December 31, 2004. For a complete list of investors that may continue to purchase Class S shares after December 31, 2004, please refer to a fund's Statement of Additional Information.




               Please Retain This Supplement for Future Reference

December 21, 2004
PSMEGA-3603

Supplement to the currently effective Statements of Additional Information of each of the listed funds:

Scudder Balanced Fund                  Scudder High Income                  Scudder Pathway Series:
Scudder California Tax-Free              Opportunity Fund                     Conservative Portfolio
  Income Fund                          Scudder High Yield Tax-Free          Scudder Pathway Series:
Scudder Capital Growth Fund              Fund  Scudder Income Fund            Growth Portfolio
Scudder Cash Investment Trust          Scudder Intermediate Tax/AMT Free    Scudder Pathway Series:
Scudder Development Fund                Fund                                  Moderate Portfolio
Scudder Emerging Markets               Scudder International Fund           Scudder Pathway Series:
  Growth Fund                          Scudder Japanese Equity Fund           Growth Plus Portfolio
Scudder Emerging Markets               Scudder Large Cap Value Fund         Scudder S&P 500 Index Fund
  Income Fund                          Scudder Large Company Growth Fund    Scudder Select 500 Fund
Scudder Global Bond Fund               Scudder Latin America Fund           Scudder Short-Term Bond
Scudder Global Discovery Fund          Scudder Managed Municipal Bond         Fund
Scudder Global Fund Fund               Scudder Small Company Stock Fund     Scudder Small Cap Growth
Scudder GNMA Fund                      Scudder Massachusetts Tax-             Fund
Scudder Gold and Precious                Free Fund                          Scudder Small Company Value
  Metals Fund                          Scudder Money Market Series            Fund
Scudder Greater Europe Growth          Scudder New York Tax-Free            Scudder Tax Advantaged
  Fund                                   Income Fund                          Dividend Fund
Scudder Growth and Income              Scudder Pacific Opportunities        Scudder Tax Free Money Fund
  Fund                                   Fund                               Scudder Technology Fund
Scudder Health Care Fund                                                    Scudder US Treasury Money Fund


The following information supplements the disclosure in the "Purchase and Redemption of Shares" section of each fund's Statement of Additional
Information:

After December 31, 2004, Class S shares (and, in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S) of each of the funds listed above will no longer be available to new investors except under certain circumstances. Certain investors may purchase Class S shares, as described below.

Eligible Class S Investors.

A. The following investors may purchase Class S shares of Scudder Funds either
(i) directly from Scudder Distributors, Inc. ("SDI"), the Fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the Scudder Funds as of December 31, 2004. Investors may not otherwise purchase Class S shares through a broker-dealer, registered investment advisor or other financial services firm.

1. Existing shareholders of Class S shares of any Scudder Fund as of December 31, 2004, and household members residing at the same address.

2. Shareholders who own Class S shares continuously since December 31, 2004 and household members residing at the same address may open new accounts for Class S shares of any Scudder Fund.

3. Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan continuously since December 31, 2004 may open a new individual account for Class S shares of any Scudder Fund.

4. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies to individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 31, 2004.

5. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

6. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or SDI and to the Portfolios of Scudder Pathway Series or other fund of funds managed by the Advisor or its affiliates.

B. The following additional investors may purchase Class S shares of Scudder Funds.

1. Broker-dealers and registered investment advisors ("RIAs") may purchase Class S shares in connection with a comprehensive or "wrap" fee program or other fee based program.

2. Any group retirement, employee stock, bonus, pension or profit-sharing plans.


SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.




December 21, 2004